NET (LOSS) INCOME PER SHARE (Details 1) - shares	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Net (loss) income per share:
Weighted average common shares outstanding	1,264,931,163	1,222,817,065	1,242,092,192	1,187,606,780
Less: weighted average non-vested shares	(5,277,491)	(3,239,029)	(4,611,605)	(1,706,288)
Weighted average of common shares-basic and diluted	1,259,653,672	1,219,578,036	1,237,480,587	1,185,900,492